Earnings (Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table presents a reconciliation of basic and diluted net income (loss) per share:

	For the years ended June 30,
	2020	2019	2018
Net income (loss) attributable to the Company	$(8,441,559)	$1,421,781	$4,603,708
Weighted average number of common shares outstanding - Basic	25,913,631	25,913,631	20,800,670
Dilutive securities -unexercised warrants and options	-	27,975	9,280
Weighted average number of common shares outstanding – diluted	25,913,631	25,941,606	20,809,950

Earnings (loss) per share - Basic	$(0.33)	$0.05	$0.22
Earnings (loss) per share – Diluted	$(0.33)	$0.05	$0.22